Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	Other current liabilities consist of the following:
	As of December 31, 2022	As of June 30, 2023
		(Unaudited)
	RMB	RMB
Salary accrual	8,536,985	5,064,078
Deposit	10,000,000	10,050,000
Tax accrual	13,609,170	11,445,654
Others	7,253,377	3,977,901
Total	39,399,532	30,537,633